Long-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)
Schedule Of LongTermInvestments [Line Items]
Other equity investments	¥ 100,000
Dogotix [Member]
Schedule Of LongTermInvestments [Line Items]
Equity Method Investments				¥ 19,900
Other equity investments	¥ 190,000
Investments, Fair Value Disclosure | $			$ 6,440
Huitian [Member]
Schedule Of LongTermInvestments [Line Items]
Equity Method Investments		¥ 574,146	90,000		¥ 24,551
Equity Method Investments, Fair Value Disclosure		¥ 591,506
Huitian [Member] | Convertible Bond [Member]
Schedule Of LongTermInvestments [Line Items]
Equity Method Investments | $			20,000
Huitian [Member] | Preferred Stock [Member]
Schedule Of LongTermInvestments [Line Items]
Equity Method Investments | $			$ 70,000